Commitments and Contingencies - Summary of Financing for Longship-Seine River Vessels and Longships (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($) Vessel
Disclosure of commitments and contingencies [line items]
Number of Vessels	84
River Vessels
Disclosure of commitments and contingencies [line items]
Number of Vessels	19
Aggregate Price | $	$ 842,067
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 162,800
Delivery Date	2025
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Aggregate Price | $	$ 38,803
Delivery Date	2025
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Aggregate Price | $	$ 24,750
Delivery Date	2025
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 162,800
Delivery Date	2026
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 210,980
Delivery Date	2027
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Aggregate Price | $	$ 27,874
Delivery Date	2027
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 214,060
Delivery Date	2028